LONG TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
LONG TERM INVESTMENTS
Long term Investments	¥ 30,148,000							¥ 30,148,000	$ 4,731,000
Additional investment	25,960,000	$ 3,979,000	¥ 12,637,000	¥ 333,286,000
PRC Fund
LONG TERM INVESTMENTS
Cost method investments	10,103,000						¥ 10,103,000	10,103,000	1,585,000
Long term investments, number of years of investment							9 years
United States Fund
LONG TERM INVESTMENTS
Cost method investments	¥ 20,045,000							¥ 20,045,000	$ 3,146,000
Additional investment					¥ 361,000	$ 53,000